Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Measurement
Fair Value Measurement

18. Fair Value Measurement

As of December 31, 2014 and 2015, information about inputs into the fair value measurements of the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	1,043,550	1,043,550	—	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	685,864	685,864	—	—
Available-for-sale investments:
Asset management plans	1,143,978	—	1,143,978	—
Real estate funds	499,289	—	499,289	—

Trading securities investments consist of an investment in a trust product that could be immediately redeemed. The investment is recorded at fair value on a recurring basis. The fair value is from an unadjusted quoted price in active market and therefore is classified as Level 1 measurement.

The Group believes the fair value of its financial instruments that are not reported at fair value; principally cash and cash equivalents, accounts receivable, other receivables, amount due from related parties, short-term held-to-maturity securities, customer borrowings, short-term entrusted investments, dividend payable and other current liabilities approximate their recorded values due to the short-term nature.

The Group’s long-term investments and long term entrusted investments consist of investment in long-term fixed income products. The fair value of long-term fixed income products was estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement. As of December 31, 2013, 2014 and 2015, information about inputs into the fair value measurements of the Company’s long-term financial instruments that are not reported at fair value on consolidated balance sheet is as follows:

			Fair Value Measurements at Reporting Date Using
	As of December 31, 2015		Quoted Prices in Active Markets	Significant Other	Significant Unobservable
Description	Carrying Value	Fair Value	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Long-term investment-held-to-maturity
Trust products	4,600,830	4,713,429	—	4,713,429	—
Asset management plans	792,561	799,914	—	799,914	—
Real estate funds	1,514,821	1,535,921	—	1,535,921	—

For private equity funds recorded at cost method, it is not practicable to estimate the fair value of the investment. Therefore, the Group did not disclose the fair value of the investment.

			Fair Value Measurements at Reporting Date Using
	As of December 31, 2014		Quoted Prices in Active Markets	Significant Other	Significant Unobservable
Description	Carrying Value	Fair Value	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Long-term investment:
Trust products	2,535,252	2,548,977	—	2,548,977	—
Asset management plans	3,332,299	3,753,255	—	3,753,255	—
Real estate funds	2,859,944	2,859,944	—	2,859,944	—
Long term entrusted investments	1,068,496	1,092,723	—	1,092,723	—

There were no assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2013, 2014 and 2015, except that: (1) the Group recorded an impairment loss of $131,165 for investment in affiliates for the year ended December 31, 2013 based on a subsequent offer price of $436,716 which is deemed as the estimated fair value, classified as a Level 2 fair value measurement; (2) the Group also recorded an impairment due to credit loss of $130,740 and $507,429 for a held-to-maturity investment in 2014 and 2015 upon the Group’s analysis on the collectability of this investment, and classified as a Level 2 fair value measurement.